Schedule of components of loss before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Singapore	$ (667,572)	$ (655,579)
Foreign	(16,081,681)	(6,524,186)
LOSS BEFORE INCOME TAXES	$ (16,749,253)	$ (7,189,765)